Derivatives - Notional contract amounts and fair values of derivatives by product type (Details) number in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
Notional	201,995	208,905
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	65,964	75,638
Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	125,531	122,767
Hedges of net investment in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Notional	10,500	10,500
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional	36,888	31,899
Foreign exchange | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	26,374	21,385
Foreign exchange | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	14	14
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional	165,107	177,006
Interest rate | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	39,590	54,253
Interest rate | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	125,517	122,753